FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

3.   FAIR VALUE MEASUREMENTS

The Group's financial instruments mainly include cash and cash equivalent, restricted cash, short-term investments, accounts receivable, prepayments and other current assets, amount due from and due to related parties, long-term time deposit, accounts payable, short-term loan, payable to riders and drivers, and notes payable. The carrying amounts of short-term financial instruments approximate their fair value due to their short-term nature. The carrying values of long-term time deposits approximate their fair values as their interest rates are comparable to the prevailing interest rates in the market.

Certain non-financial assets are measured at fair value on a nonrecurring basis, including property and equipment, operating lease right-of-use assets, goodwill and intangible assets and they are recorded at fair value only when impairment is recognized by applying unobservable inputs such as forecasted financial performance and discount rate to the discounted cash flow valuation methodology. During the years ended December 31, 2019, 2020 and 2021, the Group did not recognize any impairment of property and equipment .